Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016	Apr. 30, 2013
Commitments and Contingencies [Line Items]
Aggregate rental expense for operating leases		$ 25.6	$ 22.1	$ 21.1
Nueva Tel | Bolivian
Commitments and Contingencies [Line Items]
Payment for license fee	$ 30.2
Nueva Tel | Bolivia | ATT
Commitments and Contingencies [Line Items]
Fine imposed					$ 4.5	$ 4.5	$ 2.2
Interest and fine on accrued liability							$ 0.1